Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

In April 2023, NASA awarded the Omnibus Multidiscipline Engineering Services (“OMES”) III contract to Space & Technology Solutions, the DBA for Space Networks Solutions LLC, a joint venture led by Intuitive Machines with KBR. OMES III is a cost-plus-fixed-fee indefinite-delivery, indefinite-quantity contract meant to support work related to the Joint Polar Satellite System, NASA’s Exploration and In-space Services. The OMES III contract award is currently under protest.

In connection with the OMES III contract award, Triggering Event I under the Earn Out Units vested resulting in the release of 2,500,000 Class C Common Stock to the applicable Intuitive Machines, LLC Members resulting in a reduction to the earn-out liabilities and increase to shareholders’ deficit. See Note 3 — Business Combination and Related Transactions for additional information.

In April 2023, 1,183,901 Public Warrants were exercised resulting in the issuance of an equal number of shares of Class A Common Stock generating cash proceeds of approximately $13.6 million for the Company.

NOTE 17 — SUBSEQUENT EVENTS

Management has evaluated subsequent events occurring after the date of the financial statements but before the financial statements were issued on March 30, 2023 to determine if there were any such events or transactions that require potential adjustment to or disclosure in the consolidated financial statements. The Company has concluded that all such events that would require adjustment or disclosure have been recognized or disclosed.

Business Combination with Inflection Point Acquisition Corp.

On February 13, 2023 (the “Closing Date”), Intuitive Machines, Inc. (formerly Inflection Point Acquisition Corp. or “IPAX”) and the Company consummated the previously announced transactions contemplated by that certain Business Combination Agreement (the “Business Combination”), whereby the Company issued certain equity securities to Intuitive Machines, Inc. and appointed Intuitive Machines, Inc. as its managing member in exchange for voting equity securities of Intuitive Machines, Inc. (without economic rights) issued or to be issued to the Company’s existing members prior to the Closing Date. In addition, Intuitive Machines, Inc. contributed approximately $34.1 million in available closing cash to the Company after redemptions of shares by shareholders of IPAX prior to the Closing Date. As a result of the transaction, substantially all of the assets and business of the combined entities are held by the Company. The Business Combination was accounted for as a common control transaction with respect to the Company which is akin to a reverse capitalization, with no goodwill or other intangible assets recorded. Under this method of accounting, IPAX was treated as the “accounting acquiree” and the Company as the “accounting acquirer” for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of the Company issuing shares for the net assets IPAX, followed by a recapitalization.

Inflection Point Acquisition Corp. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 13, 2023, the Company consummated the Business Combination pursuant to that certain Business Combination Agreement, dated September 16, 2022 as further described in the Current Report on Form 8-K filed by the Company on February 14, 2023.

Prior to the Company’s extraordinary general meeting held on February 8, 2023, 27,481,818 holders of IPAX Class A Ordinary Shares exercised their right to redeem those shares for cash at a price of approximately $10.1843 per share, for an aggregate of $279,884,314 (the “Redemptions”). As previously announced, on February 9, 2023, IPAX and Intuitive Machines OpCo entered into separate agreements (each, a “Forward Purchase Agreement”, and together, the “Forward Purchase Agreements”) with each of Polar Multi-Strategy Master Fund (“Polar”) and The HGC Fund LP (“HGC” and, each of Polar and HGC, individually, a “Seller” and, together, the “Sellers”) for over-the-counter Equity Prepaid Forward Transactions, pursuant to which each Seller agreed to hold, and waive any redemption rights with respect to, a maximum of 1,250,000 Cayman Class A Shares in connection with the closing of the Business Combination. Each Seller, acting separately and solely for its own account, was entitled to (i) reverse its previous election to redeem its Cayman Class A Shares in connection with the Business Combination or (ii) purchase Cayman Class A Shares through a broker in the open market from holders of Cayman Class A Shares (other than IPAX), including from holders who had previously elected to redeem their Cayman Class A Shares in connection with the Business Combination, such that, in the aggregate, such Seller owned up to 1,250,000 Cayman Class A Shares as of the Closing Date.